Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2018	2019	2020	2018		2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥47,064	¥48,352	¥49,194	¥10,169	¥676	¥12,395	¥525	¥14,406	¥366
Interest cost on projected benefit obligation	14,383	13,504	10,969	15,359	1,079	14,958	1,046	17,370	1,159
Expected return on plan assets	(68,432)	(74,270)	(74,744)	(32,110)	(2,122)	(33,266)	(2,314)	(31,382)	(1,882)
Amortization of net actuarial loss	7,309	731	5,641	8,847	1,124	9,993	707	8,685	1,162
Amortization of prior service cost	(1,094)	(1,210)	(1,204)	(3,090)	(2,775)	(3,039)	(2,020)	(2,633)	(1,881)
Loss (gain) on settlements and curtailment	(4,394)	(5,980)	(2,366)	52	—	49	—	223	—

Net periodic benefit cost (income)	¥(5,164)	¥(18,873)	¥(12,510)	¥(773)	¥(2,018)	¥1,090	¥(2,056)	¥6,669	¥(1,076)

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2018	2019	2020	2018		2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.82%	0.76%	0.61%	3.52%	3.61%	3.19%	3.27%	3.80%	3.87%
Discount rates in determining benefit obligation	0.76	0.61	0.63	3.38	3.43	3.87	3.99	3.05	2.96
Rates of increase in future compensation level for determining expense	3.23	3.21	3.21	4.65	—	4.65	—	5.01	—
Rates of increase in future compensation level for determining benefit obligation	3.21	3.21	3.46	4.65	—	5.01	—	5.12	—
Expected rates of return on plan assets	2.87	2.83	2.89	6.71	7.50	6.70	7.50	6.25	7.00

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2019 (1)	2020 (1)	2019 (1)	2020 (1)
Initial trend rate	4.44%	4.14%	7.00%	6.50%
Ultimate trend rate	3.94%	3.77%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2027	2027	2027	2027

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥152	¥(128)	¥42	¥(33)
Effect on postretirement benefit obligation	2,823	(2,394)	838	(665)

Note:
(1)	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2018 and 2019, respectively.

Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,821,794	¥1,841,884	¥502,056	¥34,347	¥469,080	¥31,510
Service cost	48,352	49,194	12,395	525	14,406	366
Interest cost	13,504	10,969	14,958	1,046	17,370	1,159
Plan participants’ contributions	—	—	37	452	28	455
Acquisitions/ Divestitures	(160)	(94)	(17)	—	13,000	—
Amendments	—	—	64	—	3,721	—
Actuarial loss (gain)	43,527	(3,053)	(28,466)	(2,354)	58,831	1,648
Benefits paid	(66,539)	(66,771)	(19,894)	(2,221)	(21,120)	(2,326)
Lump-sum payment	(18,594)	(24,224)	(1,750)	—	(2,284)	—
Translation adjustments and other	—	—	(10,303)	(285)	(6,019)	(429)

Benefit obligation at end of fiscal year	1,841,884	1,807,905	469,080	31,510	547,013	32,383

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,603,329	2,594,788	542,646	32,466	493,495	28,258
Actual return on plan assets	13,664	(123,802)	(21,353)	(1,948)	92,087	5,695
Employer contributions	44,427	28,653	3,117	102	2,887	186
Acquisitions/ Divestitures	(93)	(21)	—	—	791	—
Plan participants’ contributions	—	—	37	452	28	455
Benefits paid	(66,539)	(66,771)	(19,894)	(2,221)	(21,120)	(2,326)
Translation adjustments and other	—	—	(11,058)	(593)	(8,660)	(349)

Fair value of plan assets at end of fiscal year	2,594,788	2,432,847	493,495	28,258	559,508	31,919

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥770,564	¥643,520	¥67,821	¥1,372	¥81,301	¥4,378
Accrued benefit cost	(17,660)	(18,577)	(43,406)	(4,624)	(68,806)	(4,842)

Net amount recognized	¥752,904	¥624,943	¥24,415	¥(3,252)	¥12,495	¥(464)

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019	2020
	(in millions)
Aggregated accumulated benefit obligations	¥1,800,992	¥1,773,042	¥457,048	¥523,078

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019	2020
	(in millions)
Projected benefit obligations	¥23,108	¥26,442	¥63,273	¥89,829
Accumulated benefit obligations	23,108	26,442	52,249	67,609
Fair value of plan assets	5,629	7,980	19,866	21,014

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥245,037	¥437,254	¥126,238	¥8,628	¥114,167	¥5,164
Prior service cost	(5,459)	(4,255)	(14,536)	(4,263)	(7,875)	(2,304)

Gross amount recognized in Accumulated OCI	239,578	432,999	111,702	4,365	106,292	2,860
Taxes	(115,816)	(174,915)	(29,875)	(1,282)	(27,974)	(874)

Net amount recognized in Accumulated OCI	¥123,762	¥258,084	¥81,827	¥3,083	¥78,318	¥1,986

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2019	2020	2019		2020
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥104,132	¥195,492	¥26,155	¥1,908	¥(1,732)	¥(2,166)
Prior service cost arising during the year	—	—	65	—	3,722	—
Losses (gains) due to amortization:
Net actuarial loss	(731)	(5,641)	(9,993)	(707)	(8,685)	(1,162)
Prior service cost	1,210	1,204	3,039	2,020	2,633	1,881
Curtailment and settlement	5,980	2,366	(49)	—	(223)	—
Foreign currency translation adjustments	—	—	(1,399)	(68)	(1,125)	(58)

Total changes in Accumulated OCI	¥110,591	¥193,421	¥17,818	¥3,153	¥(5,410)	¥(1,505)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	35.9%	0.4%	—%
Japanese debt securities	33.6	—	—
Non-Japanese equity securities	15.0	49.2	70.0
Non-Japanese debt securities	10.4	38.3	30.0
Real estate	1.4	10.4	—
Short-term assets	3.7	1.7	—

Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2021	¥83,009	¥21,368	¥2,023
2022	82,073	22,901	2,075
2023	82,115	23,747	2,111
2024	81,988	24,893	2,125
2025	81,902	25,614	2,089
Thereafter (2026-2030)	397,860	165,065	9,040

Pension Benefits [Member]
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2019		2020		2019		2020
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥109,915		¥125,218		¥—		¥—
Japanese debt securities	184,121		212,727		—		—
Non-Japanese marketable equity securities	162,901		146,796		—		—
Non-Japanese debt securities	155,792		169,978		—		—
Other	134,306		100,798		—		—

Total pooled funds	747,035		755,517		—		—

Other investment funds	525,083	(1)	514,726	(1)	241,559	(2)	144,904	(2)

Total	¥1,272,118		¥1,270,243		¥241,559		¥144,904

Notes:
(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥500,850 million and ¥12,058 million, respectively, at March 31, 2019 and ¥486,496 million and ¥13,891 million, respectively, at March 31, 2020.

(2)
Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of
¥53,775 million, ¥46,818 million and ¥140,728
million, respectively, at March 31, 2019 and
¥56,125 million, ¥54,474 million and ¥34,098
million, respectively, at March 31, 2020. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.

Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2019	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥146,060	¥—	¥—	¥146,060	¥—	¥—	¥—	¥—
Non-Japanese government bonds	8,570	656	—	9,226	38,687	4,615	—	43,302
Other debt securities	109	3,698	1,030	4,837	—	100,462	—	100,462
Japanese marketable equity securities	855,353	—	—	855,353	—	—	—	—
Non-Japanese marketable equity securities	64,957	234	—	65,191	20,569	652	—	21,221
Other investment funds	—	—	—	—	73,286	9,044	—	82,330	(2)
Japanese general account of life insurance companies (1)	—	222,460	—	222,460	—	—	—	—
Other investments	917	18,626	—	19,543	18	4,415	188	4,621

Total	¥1,075,966	¥245,674	¥1,030	¥1,322,670	¥132,560	¥119,188	¥188	¥251,936

At March 31, 2020	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥147,926	¥—	¥—	¥147,926	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	42,135	5,185	—	47,320
Other debt securities	7,014	12,113	325	19,452	—	105,096	—	105,096
Japanese marketable equity securities	690,741	—	—	690,741	—	—	—	—
Non-Japanese marketable equity securities	47,655	235	—	47,890	26,981	616	—	27,597
Other investment funds	—	—	—	—	81,803	150,121	—	231,924	(2)
Japanese general account of life insurance companies (1)	—	217,898	—	217,898	—	—	—	—
Other investments	6,547	32,150	—	38,697	480	1,937	250	2,667

Total	¥899,883	¥262,396	¥325	¥1,162,604	¥151,399	¥262,955	¥250	¥414,604

Notes:
(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2018 to March 31, 2019 and 1.24% from April 1, 2019 to March 31, 2020.

(2)
Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of
¥68,556 million and nil,
respectively, which were held by MUFG Americas Holdings at December 31, 2018 and
¥81,768 million and ¥119,307
million, respectively, at December 31, 2019. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.

Foreign Offices and Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2019	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥146,060	¥—	¥—	¥146,060	¥—	¥—	¥—	¥—
Non-Japanese government bonds	8,570	656	—	9,226	38,687	4,615	—	43,302
Other debt securities	109	3,698	1,030	4,837	—	100,462	—	100,462
Japanese marketable equity securities	855,353	—	—	855,353	—	—	—	—
Non-Japanese marketable equity securities	64,957	234	—	65,191	20,569	652	—	21,221
Other investment funds	—	—	—	—	73,286	9,044	—	82,330	(2)
Japanese general account of life insurance companies (1)	—	222,460	—	222,460	—	—	—	—
Other investments	917	18,626	—	19,543	18	4,415	188	4,621

Total	¥1,075,966	¥245,674	¥1,030	¥1,322,670	¥132,560	¥119,188	¥188	¥251,936

At March 31, 2020	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥147,926	¥—	¥—	¥147,926	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	42,135	5,185	—	47,320
Other debt securities	7,014	12,113	325	19,452	—	105,096	—	105,096
Japanese marketable equity securities	690,741	—	—	690,741	—	—	—	—
Non-Japanese marketable equity securities	47,655	235	—	47,890	26,981	616	—	27,597
Other investment funds	—	—	—	—	81,803	150,121	—	231,924	(2)
Japanese general account of life insurance companies (1)	—	217,898	—	217,898	—	—	—	—
Other investments	6,547	32,150	—	38,697	480	1,937	250	2,667

Total	¥899,883	¥262,396	¥325	¥1,162,604	¥151,399	¥262,955	¥250	¥414,604

Notes:
(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2018 to March 31, 2019 and 1.24% from April 1, 2019 to March 31, 2020.

(2)
Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of
¥68,556 million and nil,
respectively, which were held by MUFG Americas Holdings at December 31, 2018 and
¥81,768 million and ¥119,307
million, respectively, at December 31, 2019. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.